Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Recorded at Fair Market Value
Assets and liabilities subject to fair value measurement are as follows:

	December 31, 2015			December 31, 2014
		Fair Value Measurements Using			Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Fair Value	Level 1	Level 2
Assets
Short-term investments
Certificates of deposit	$39.9	$39.9	$—	$136.7	$136.7	$—
Assets held in rabbi trusts	9.3	9.3	—	9.7	9.7	—
Foreign exchange forward contracts	3.5	—	3.5	3.0	—	3.0
Foreign exchange option contracts	7.0	—	7.0	—	—	—
Total	$59.7	$49.2	$10.5	$149.4	$146.4	$3.0

Liabilities
Deferred compensation	$9.3	$9.3	$—	$9.7	$9.7	$—
Foreign exchange forward contracts	1.5	—	1.5	1.0	—	1.0
Interest rate swaps	—	—	—	1.2	—	1.2
Total	$10.8	$9.3	$1.5	$11.9	$9.7	$2.2

Fair value and carrying value of the Company's debt instruments
The fair value and carrying value of the Company’s debt instruments are summarized as follows:

	December 31, 2015		December 31, 2014
	Fair Value	Carrying Value	Fair Value	Carrying Value
Notes payable	$32.0	$32.0	$25.6	$25.6
Long-term debt	613.0	606.2	483.6	477.3
Total debt instruments	$645.0	$638.2	$509.2	$502.9